Commitments and Contingencies (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018 (remainder of the year)	$ 556
2019	1,234
2020	1,271
2021	1,310
2022	1,349
Thereafter	3,138
Total	$ 8,858